Consolidated statements of operations (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income	19,556	22,090	22,976
Interest expense	(11,441)	(14,947)	(16,550)
Net interest income	8,115	7,143	6,426
Commissions and fees	13,226	12,724	12,638
Trading revenues	2,739	1,196	5,021
Other revenues	1,776	2,548	1,806
Net revenues	25,856	23,611	25,891
Provision for credit losses	167	170	187
Compensation and benefits	11,256	12,303	13,001
General and administrative expenses	8,599	7,246	7,293
Commission expenses	1,738	1,702	1,939
Total other operating expenses	10,337	8,948	9,232
Total operating expenses	21,593	21,251	22,233
Income from continuing operations before taxes	4,096	2,190	3,471
Income tax expense	1,276	465	656
Income from continuing operations	2,820	1,725	2,815
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income	2,965	1,685	2,790
Net income/(loss) attributable to noncontrolling interests	639	336	837
Net income attributable to shareholders	2,326	1,349	1,953
of which from continuing operations	2,181	1,389	1,978
of which from discontinued operations	145	(40)	(25)
Basic earnings per share (CHF)
Basic earnings per share from continuing operations (in CHF per share)	1.14	0.82	1.34
Basic earnings/(loss) per share from discontinued operations (in CHF per share)	0.08	(0.03)	(0.02)
Basic earnings per share (in CHF per share)	1.22	0.79	1.32
Diluted earnings per share (CHF)
Diluted earnings per share from continuing operations (in CHF per share)	1.14	0.82	1.34
Diluted earnings/(loss) per share from discontinued operations (in CHF per share)	0.08	(0.03)	(0.02)
Diluted earnings per share (in CHF per share)	1.22	0.79	1.32
Bank
Interest and dividend income	19,021	21,544	22,411
Interest expense	(11,306)	(14,734)	(16,404)
Net interest income	7,715	6,810	6,007
Commissions and fees	13,058	12,549	12,360
Trading revenues	2,764	1,329	4,741
Other revenues	1,793	2,490	1,745
Net revenues	25,330	23,178	24,853
Provision for credit losses	93	88	123
Compensation and benefits	11,187	12,219	12,976
General and administrative expenses	8,654	7,204	7,328
Commission expenses	1,726	1,685	1,915
Total other operating expenses	10,380	8,889	9,243
Total operating expenses	21,567	21,108	22,219
Income from continuing operations before taxes	3,670	1,982	2,511
Income tax expense	1,177	447	444
Income from continuing operations	2,493	1,535	2,067
Income/(loss) from discontinued operations, net of tax	145	(40)	(25)
Net income	2,638	1,495	2,042
Net income/(loss) attributable to noncontrolling interests	860	(600)	901
Net income attributable to shareholders	1,778	2,095	1,141
of which from continuing operations	1,633	2,135	1,166
of which from discontinued operations	145	(40)	(25)